Selected Quarterly Data Summary of Selected Quarterly Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,298,094	$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632		$ 783,898		$ 759,684		$ 786,648		$ 3,745,839	$ 3,055,015	$ 4,122,930		$ 3,269,862		$ 2,469,881
Gross margin	517,907	445,121	[1]	409,705	[1]	421,931	[1]	447,383	[1]	391,789		334,322		322,236		343,646		1,529,729	1,279,019	1,724,140		1,391,993		1,093,480
Operating income	123,395	104,344	[1]	91,434	[1]	108,567	[1]	133,608	[1]	90,138		85,488		78,486		107,371		396,361	333,609	437,953		361,483		297,877
Net income	$ 73,445	$ 62,188	[1]	$ 54,048	[1]	$ 63,998	[1]	$ 80,991	[1]	$ 56,145		$ 49,231		$ 46,706		$ 58,182		$ 233,759	$ 199,037	$ 261,225		$ 210,264		$ 169,071
Earnings Per Share, Basic	$ 0.24	$ 0.21	[1]	$ 0.18	[1]	$ 0.22	[1]	$ 0.28	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.78	$ 0.67	$ 0.88	[2]	$ 0.72	[2]	$ 0.59	[2]
Earnings Per Share, Diluted	$ 0.24	$ 0.21	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.27	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.77	$ 0.66	$ 0.87	[2]	$ 0.71	[2]	$ 0.58	[2]

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."
[2]	The sum of the individual earnings per share amounts may not equal the total due to rounding.